Schedule of Investments (unaudited) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$500	$513,955
5.00%, 09/01/23 (PR 09/01/22)	2,500	2,763,550
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/20	2,175	2,181,590
Series B, 5.00%, 01/01/21	1,520	1,583,658
Series B, 5.00%, 01/01/22	5,795	6,254,312
Series B, 5.00%, 01/01/24	8,140	9,374,756
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,066,945

		30,738,766

Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	1,740	1,778,854
Series A, 5.00%, 07/01/21	4,295	4,554,848
Series A, 5.00%, 07/01/22	1,450	1,591,114
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,500	1,591,365
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/20	500	514,410
Series A, 5.00%, 09/01/21	1,105	1,178,449
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,697,328
5.00%, 07/01/22	5,500	6,042,630
5.00%, 07/01/24	1,230	1,438,768
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,022,390
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,676,960
City of Phoenix AZ GO
4.00%, 07/01/22	400	429,328
4.00%, 07/01/23	7,000	7,699,090
4.00%, 07/01/24	250	280,968
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	2,300	2,350,278
Series B, 5.00%, 07/01/20	500	511,135
Series B, 5.00%, 07/01/22	495	543,703
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	470	515,740
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,712,604
5.00%, 07/01/21	4,000	4,243,320
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,200	2,457,070
5.00%, 01/01/24	2,395	2,759,327
Series A, 5.00%, 01/01/21	3,500	3,646,580
Series A, 5.00%, 01/01/22	3,910	4,221,588
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,989,943
Series B, 5.00%, 12/01/19	1,350	1,350,000
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,579,025
Series A, 5.00%, 10/01/21	2,330	2,491,306

		69,868,121

Arkansas — 0.3%
State of Arkansas GO
4.00%, 06/15/20	2,550	2,589,219
5.00%, 06/15/21	6,235	6,602,740

		9,191,959

Security	Par (000)	Value

California — 12.2%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	$4,150	$677,446
Bay Area Toll Authority RB
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,526,325
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,605	1,757,010
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	11,055,313
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	1,125	1,189,519
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	805,612
5.00%, 10/01/22	700	779,303
California State Public Works Board RB
Series A, 5.00%, 04/01/22	310	338,133
Series E, 5.00%, 09/01/20	1,000	1,029,500
Series F, 5.00%, 05/01/20	1,000	1,016,320
Series F, 5.00%, 05/01/21	725	765,426
Series F, 5.00%, 05/01/22	1,000	1,093,930
Series G, 5.00%, 01/01/20	1,000	1,003,080
Series G, 5.00%, 01/01/21	1,580	1,647,387
Series H, 5.00%, 12/01/19	1,500	1,500,000
California State University RB
Series A, 5.00%, 11/01/21	1,255	1,351,271
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	2,150	2,234,882
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,900	4,264,221
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,275,475
City of Long Beach CA Harbor Revenue RB, Series A, 5.00%, 12/15/20	1,500	1,564,380
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	556,384
City of Los Angeles CA RB, 5.00%, 06/25/20	3,000	3,066,780
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,621,918
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/21	1,300	1,378,741
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	769,296
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,253,374
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	775	795,731
Series A, 5.00%, 08/01/22	845	934,747
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	3,000	3,191,280
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/24	1,000	1,178,530
Series A, 4.00%, 07/01/21	1,275	1,336,774
Series A, 5.00%, 07/01/20	300	307,089
Series A, 5.00%, 07/01/21	1,000	1,064,080
Series B, 5.00%, 01/01/22 (Call 12/01/21)	500	540,450
Series B, 5.00%, 07/01/23	2,500	2,853,125
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/20	10,010	10,240,630
Series A, 5.00%, 07/01/21	3,460	3,676,077
Series A, 5.00%, 07/01/22	2,000	2,197,860
Series A, 5.00%, 07/01/23	11,745	13,341,850
Series A, 5.00%, 07/01/24	2,500	2,929,200
Series A-2, 5.00%, 07/01/21	2,500	2,656,125
Series B, 5.00%, 07/01/21	500	531,225
Series B-1, 5.00%, 07/01/23	500	567,980

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/20	$2,235	$2,286,494
Series C, 5.00%, 07/01/21	475	504,664
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	736,927
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,047,020
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,102,430
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,000	3,443,460
Sacramento Municipal Utility District RB, Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	1,320	1,490,518
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,722,450
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,277,200
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 5.00%, 05/15/21	1,000	1,058,180
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	968,710
Series A, 5.00%, 07/01/21	2,000	2,126,860
Series K-2, 4.00%, 07/01/21	2,000	2,095,620
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,000	1,056,050
Series D, 5.00%, 05/01/24	1,000	1,171,400
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,028,270
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,145,660
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,002,470
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,008,750
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	3,660	3,721,415
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,860	1,890,188
Series N, 5.00%, 05/01/20	4,540	4,616,181
Series N, 5.00%, 05/01/21	475	502,241
Series O, 5.00%, 05/01/21	8,325	8,802,439
Series O, 5.00%, 05/01/22	2,725	2,985,074
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	945,569
Series AX, 5.00%, 12/01/22	400	447,672
State of California GO
4.00%, 05/01/23	900	988,173
4.00%, 10/01/24	1,000	1,133,160
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,535,656
4.50%, 08/01/20	2,500	2,558,500
5.00%, 02/01/20	4,100	4,126,691
5.00%, 03/01/20	1,000	1,009,870
5.00%, 08/01/20	5,465	5,610,806
5.00%, 09/01/20	2,135	2,199,114
5.00%, 10/01/20	2,785	2,877,992
5.00%, 11/01/20	885	917,515
5.00%, 02/01/21	1,000	1,046,760
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,312,831
5.00%, 04/01/21	2,000	2,106,860
5.00%, 08/01/21	5,000	5,332,900
5.00%, 09/01/21	8,595	9,195,705
5.00%, 10/01/21	3,300	3,541,560

Security	Par (000)	Value

California (continued)
5.00%, 11/01/21	$1,235	$1,328,514
5.00%, 02/01/22	2,900	3,146,674
5.00%, 04/01/22	3,000	3,274,440
5.00%, 05/01/22	2,500	2,736,725
5.00%, 08/01/22	5,345	5,902,270
5.00%, 09/01/22	2,100	2,325,624
5.00%, 10/01/22	1,500	1,665,930
5.00%, 11/01/22	2,300	2,561,740
5.00%, 04/01/23	5,385	6,076,003
5.00%, 08/01/23	6,020	6,865,750
5.00%, 09/01/23	5,620	6,426,526
5.00%, 09/01/23 (Call 09/01/22)	1,515	1,676,029
5.00%, 10/01/23	2,250	2,579,692
5.00%, 11/01/23	1,515	1,741,553
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,434,937
5.00%, 03/01/24	2,715	3,147,662
5.00%, 04/01/24	14,150	16,446,828
5.00%, 08/01/24	1,365	1,602,674
5.00%, 09/01/24 (Call 09/01/22)	2,300	2,544,467
5.00%, 11/01/24	3,505	4,146,100
5.25%, 09/01/22	665	740,936
5.25%, 02/01/23	1,715	1,937,830
Series A, 5.00%, 08/01/23	550	627,269
Series B, 5.00%, 08/01/20	5,000	5,133,400
Series B, 5.00%, 09/01/20	1,830	1,884,955
Series B, 5.00%, 09/01/21	5,000	5,349,450
Series B, 5.00%, 08/01/22	5,020	5,543,385
Series B, 5.00%, 09/01/22	3,000	3,322,320
Series B, 5.00%, 09/01/24	4,000	4,708,200
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,018,270
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,755	6,536,069
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	903,564
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,664,871
Series I, 5.00%, 05/15/21	2,865	3,032,975

		321,575,416

Colorado — 0.4%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,247,220
City & County of Denver Co. Airport System Revenue RB, Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,659,525
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,014,541
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,487,737
University of Colorado RB
2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,559,100
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	459,757

		9,427,880

Connecticut — 2.9%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	2,000,320
Series A, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,151,052
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,863,608
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,044,080
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	7,000	7,154,280
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,905,615

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO
5.00%, 09/15/21	$645	$687,751
5.00%, 10/15/23	1,525	1,732,583
Series A, 5.00%, 04/15/20	2,000	2,028,280
Series A, 5.00%, 10/15/21	1,445	1,545,211
Series A, 5.00%, 04/15/22	545	591,657
Series A, 5.00%, 03/15/23	250	279,178
Series A, 5.00%, 04/15/23	175	195,914
Series A, 5.00%, 10/15/23	575	653,269
Series B, 5.00%, 02/15/20	3,000	3,023,130
Series B, 5.00%, 04/15/20	600	608,484
Series B, 5.00%, 05/15/20	500	508,680
Series B, 5.00%, 05/15/21	3,185	3,357,500
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,631,550
Series B, 5.00%, 04/15/23	3,000	3,358,530
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,084,380
Series B, 5.00%, 05/15/24	2,500	2,887,250
Series B, 5.25%, 06/01/20 (AMBAC)	8,500	8,672,635
Series C, 5.00%, 06/15/22	430	469,113
Series C, 5.00%, 06/15/23	500	562,545
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,030,260
Series E, 5.00%, 09/15/21	1,000	1,066,280
Series E, 5.00%, 10/15/21	500	534,675
Series E, 5.00%, 10/15/22	3,000	3,307,620
Series F, 5.00%, 09/15/20	750	772,620
Series F, 5.00%, 11/15/20	1,300	1,347,528
Series G, 5.00%, 11/01/20	1,500	1,552,590
Series G, 5.00%, 11/01/21	1,030	1,103,109
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/24 (Call 01/01/23)	755	838,858
Series A, 5.00%, 08/01/20	2,500	2,562,500
Series A, 5.00%, 09/01/21	2,445	2,603,998
Series A, 5.00%, 08/01/22	1,550	1,701,295
Series A, 5.00%, 10/01/23	1,680	1,912,596
Series A, 5.00%, 09/01/24	1,545	1,806,074
Series A, 5.00%, 10/01/24 (Call 10/01/23)	550	625,048
Series B, 5.00%, 10/01/22	625	689,712

		76,451,358

Delaware — 0.3%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,450	5,986,226
State of Delaware GO, Series A, 5.00%, 08/01/22	1,475	1,625,922

		7,612,148

District of Columbia — 1.4%
District of Columbia GO
Series A, 5.00%, 06/01/20	3,320	3,383,678
Series A, 5.00%, 06/01/21	675	713,704
Series A, 5.00%, 06/01/22	2,000	2,190,580
Series B, 5.00%, 06/01/22	2,000	2,190,580
Series B, 5.00%, 06/01/23	2,000	2,262,980
District of Columbia RB
Series A, 5.00%, 12/01/19	1,625	1,625,000
Series A, 5.00%, 12/01/22 (Call 06/01/20)	6,285	6,404,918
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,000	3,337,740
Series A, 5.00%, 12/01/24 (Call 06/01/20)	4,665	4,753,075
Series C, 5.00%, 10/01/24	8,000	9,418,480

		36,280,735

Florida — 1.1%
County of Miami-Dade FL Aviation Revenue RB, Series A,
5.50%, 10/01/41 (PR 10/01/20)	5,000	5,179,850

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	$2,000	$2,214,140
5.00%, 10/01/23	150	171,312
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,900	2,030,112
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	500	530,250
State of Florida GO
Series A, 5.00%, 06/01/20	2,000	2,038,360
Series A, 5.00%, 06/01/21	480	507,600
Series A, 5.00%, 06/01/21 (Call 06/01/20)	3,000	3,057,390
Series A, 5.00%, 06/01/22	1,000	1,095,290
Series A, 5.00%, 06/01/23	3,650	4,131,289
Series D, 5.00%, 06/01/20	885	901,974
Series D, 5.00%, 06/01/22	1,205	1,319,824
Series D, 5.00%, 06/01/24 (Call 06/01/21)	1,170	1,237,193
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,022,390
Series A, 5.00%, 07/01/21	2,500	2,651,675
Series A, 5.00%, 07/01/24	1,425	1,664,087

		29,752,736

Georgia — 3.4%
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	1,275	1,328,257
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,003,020
Series B, 5.00%, 01/01/22 (Call 01/01/20)	1,250	1,253,775
Series F, 5.00%, 07/01/20	2,500	2,556,125
Series F, 5.00%, 07/01/21	1,000	1,060,830
Series F, 5.00%, 07/01/23	665	753,904
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,009,570
Series A, 5.00%, 03/01/21 (GTD)	2,320	2,432,659
Series B, 5.00%, 06/01/20	1,400	1,426,642
Series B, 5.00%, 06/01/21	500	528,520
Gwinnett County School District GO
5.00%, 08/01/20	4,110	4,215,791
5.00%, 08/01/21 (SAW)	7,000	7,449,260
5.00%, 02/01/22	800	866,432
5.00%, 08/01/22 (SAW)	2,250	2,478,960
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,038,470
Series B, 5.00%, 01/01/20	2,860	2,867,951
State of Georgia GO
5.00%, 02/01/20	750	754,710
5.00%, 07/01/22	9,600	10,552,320
Series A, 5.00%, 07/01/23	4,990	5,666,544
Series A-1, 5.00%, 02/01/23	1,680	1,882,473
Series A-1, 5.00%, 02/01/24	4,795	5,544,890
Series C, 4.00%, 09/01/22	200	215,694
Series C, 4.00%, 10/01/22	1,000	1,080,780
Series C, 4.00%, 10/01/23 (Call 10/01/22)	245	264,649
Series C, 5.00%, 10/01/20	6,450	6,657,690
Series C, 5.00%, 07/01/21	3,710	3,936,273
Series C, 5.00%, 07/01/25 (PR 07/01/21)	3,725	3,953,380
Series C-1, 5.00%, 07/01/24	1,500	1,756,785
Series E, 5.00%, 12/01/22	5,930	6,610,646
Series E-2, 5.00%, 09/01/20	2,500	2,572,425
Series I, 5.00%, 07/01/20	4,000	4,090,040

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series I, 5.00%, 07/01/21	$1,000	$1,060,990

		88,870,455

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,861,922
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,064,890
State of Hawaii GO
5.00%, 01/01/24	1,855	2,136,385
5.00%, 10/01/24	3,500	4,120,935
Series DZ, 5.00%, 12/01/19 (ETM)	590	590,000
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,335,393
Series DZ-2017, 5.00%, 12/01/19	530	530,000
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,000
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,152,300
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,386,537
Series EH, 5.00%, 08/01/20	4,500	4,615,830
Series EH, 5.00%, 08/01/21 (ETM)	675	718,322
Series EH-2017, 5.00%, 08/01/21	315	335,163
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,642
Series EP, 5.00%, 08/01/22	3,235	3,562,382
Series EY, 5.00%, 10/01/23	2,000	2,286,580

		37,727,281

Illinois — 3.8%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,555,248
Series 2015-B, 5.00%, 01/01/20	4,500	4,513,275
Series 2015-B, 5.00%, 01/01/21	500	520,390
Series B, 5.00%, 01/01/20	300	300,885
Series B, 5.00%, 01/01/23	500	556,175
Series B, 6.00%, 01/01/41 (PR 01/01/21)	4,800	5,049,120
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,114,260
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	3,000	3,527,070
Series A, 5.00%, 12/01/19	1,000	1,000,000
Series A, 5.00%, 12/01/20	3,300	3,424,608
Series A, 5.00%, 12/01/22	1,000	1,107,590
Series D, 5.00%, 01/01/21	600	624,534
State of Illinois GO
5.00%, 01/01/20 (AGM)	400	401,108
5.00%, 02/01/20	1,500	1,507,965
5.00%, 08/01/20	1,500	1,531,965
5.00%, 02/01/21	1,500	1,555,050
5.00%, 07/01/21	1,000	1,047,470
5.00%, 10/01/21	1,955	2,060,785
5.00%, 02/01/22	3,675	3,902,887
5.00%, 02/01/23	650	704,873
5.00%, 08/01/23	325	356,402
5.00%, 10/01/23	5,100	5,613,162
5.00%, 12/01/23	1,400	1,546,468
5.00%, 02/01/24	1,120	1,235,058
5.00%, 08/01/24 (Call 08/01/22)	450	481,630
Series A, 5.00%, 12/01/19	5,000	5,000,000
Series A, 5.00%, 12/01/20	1,000	1,032,000
Series A, 5.00%, 12/01/21	1,000	1,058,970
Series A, 5.00%, 12/01/22	1,500	1,627,275
Series A, 5.00%, 11/01/24	4,750	5,317,007
Series A, 5.25%, 05/01/23	1,000	1,098,730
Series B, 5.00%, 10/01/21	1,800	1,897,398

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 10/01/22	$1,600	$1,728,496
Series D, 5.00%, 11/01/20	3,900	4,002,882
Series D, 5.00%, 11/01/21	6,900	7,276,809
Series D, 5.00%, 11/01/22	12,600	13,610,772
Series D, 5.00%, 11/01/23	4,705	5,169,289

		101,057,606

Indiana — 0.2%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/20	1,000	1,006,240
Series B, 5.00%, 02/01/23	3,350	3,751,531

		4,757,771

Iowa — 0.0%
Iowa Finance Authority RB, 5.00%, 08/01/20	660	676,810

Kansas — 0.3%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,059,659
Series A, 5.00%, 09/01/23	1,000	1,139,950
Series B, 5.00%, 09/01/20	1,520	1,563,806
Series B, 5.00%, 09/01/21	1,000	1,067,000
Series C, 5.00%, 09/01/20	1,375	1,414,628

		8,245,043

Louisiana — 0.4%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	331,087
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/45 (PR 05/01/20)	2,000	2,031,880
State of Louisiana GO
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,017,270
Series C, 5.00%, 07/15/20	900	921,276
Series C, 5.00%, 07/15/22	6,905	7,583,071

		11,884,584

Maryland — 4.5%
County of Baltimore MD GO, 5.00%, 08/01/22	3,500	3,857,140
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,607,950
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	500	517,765
Series A, 5.00%, 07/01/21	2,190	2,323,218
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,100	1,166,968
Series B, 5.00%, 11/01/21	500	536,870
Series C, 5.00%, 10/01/21	500	535,275
Series C, 5.00%, 10/01/22	5,170	5,731,203
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,201,240
5.00%, 09/01/21	875	934,098
5.00%, 10/01/21	2,000	2,141,480
5.00%, 09/01/22	2,000	2,208,580
5.00%, 10/01/22	2,000	2,214,740
5.00%, 02/15/23	3,215	3,603,758
5.00%, 10/01/23	2,250	2,572,403
State of Maryland GO
First Series, 5.00%, 06/01/21	6,855	7,251,219
First Series, 5.00%, 06/01/22	925	1,013,624
First Series, 5.00%, 06/01/23	325	367,734
First Series B, 5.00%, 03/15/20	2,000	2,022,080
Second Series E, 4.50%, 08/01/20	1,835	1,876,086
Series A, 5.00%, 03/01/20	3,110	3,139,607
Series A, 5.00%, 03/01/21	3,950	4,140,824
Series A, 5.00%, 03/01/22	1,900	2,064,160

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/22	$2,500	$2,719,675
Series A, 5.00%, 03/01/23	500	561,265
Series A, 5.00%, 03/15/23	4,860	5,462,251
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,734,891
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,345,760
Series A, 5.00%, 08/01/24	13,260	15,549,074
Series B, 4.00%, 08/01/23	3,875	4,267,460
Series B, 4.50%, 08/01/21	1,000	1,055,800
Series B, 5.00%, 08/01/20	6,000	6,154,440
Series B, 5.00%, 08/01/22	2,105	2,319,794
Series B, 5.00%, 08/01/24	4,845	5,681,392
Series C, 5.00%, 08/01/22	3,645	4,016,936
Series C, 5.00%, 08/01/23	3,835	4,361,929
Series C, 5.25%, 08/01/20	300	308,214

		118,566,903

Massachusetts — 6.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,395,520
Commonwealth of Massachusetts GO
Series A, 5.00%, 03/01/22	1,125	1,222,200
Series A, 5.00%, 01/01/24	7,000	8,064,840
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/20	7,400	7,495,016
Series A, 5.00%, 03/01/23	3,350	3,763,892
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,577,280
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,154,560
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,257,600
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,746,784
Series A, 5.25%, 08/01/21	1,000	1,068,110
Series B, 5.00%, 08/01/20	5,000	5,129,350
Series B, 5.00%, 08/01/21	1,000	1,064,010
Series B, 5.00%, 07/01/22	4,300	4,725,399
Series B, 5.00%, 08/01/22	700	771,428
Series B, 5.00%, 07/01/23	2,055	2,333,617
Series B, 5.00%, 07/01/24	650	760,324
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	509,715
Series B, 5.25%, 08/01/20	4,040	4,151,181
Series B, 5.25%, 08/01/21	2,165	2,312,458
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,068,110
Series B, 5.25%, 09/01/21 (AGM)	255	273,230
Series B, 5.25%, 08/01/22	860	953,379
Series B, 5.25%, 09/01/24 (AGM)	7,760	9,211,430
Series C, 5.00%, 04/01/20	2,000	2,025,680
Series C, 5.00%, 08/01/20	4,895	5,021,634
Series C, 5.00%, 10/01/21	2,000	2,140,720
Series C, 5.00%, 04/01/22	2,200	2,396,988
Series C, 5.00%, 08/01/22	645	710,816
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,430	1,571,227
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,298,583
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,656,577
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	106,435
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,517,670
Series E, 5.00%, 11/01/23	2,900	3,327,663
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,140,852
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,451,005
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,294,891
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,000	1,022,690
Series A, 5.00%, 07/01/23	4,200	4,769,436

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.25%, 07/01/21	$500	$532,280
Series B, 5.25%, 07/01/20	4,055	4,151,631
Series C, 5.25%, 07/01/21	2,020	2,150,411
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	8,480	8,698,275
5.00%, 08/01/22	2,375	2,616,015
5.25%, 08/01/20	475	488,006
Series 2014, 5.00%, 08/01/21	4,130	4,395,063
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,062,810
Series B-1, 5.00%, 10/15/20	1,510	1,561,174
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	5,510	5,869,858
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,280	3,615,741
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,010	5,521,421
Series B, 5.00%, 08/15/20	2,020	2,074,742
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,883,110
Series B, 5.00%, 01/01/23 (Call 01/01/20)	2,205	2,211,637
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (PR 08/01/21)	405	430,713
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,076,620
Series J, 5.50%, 08/01/20 (AGM)	850	874,556
Series J, 5.50%, 08/01/20 (ETM) (AGM)	150	154,364
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,144,080

		176,974,807

Michigan — 0.6%
Michigan Finance Authority RB
Series B, 5.00%, 07/01/20 (Call 12/30/19)	840	842,478
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,587,345
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,875,441
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	1,000	1,014,030
Series I, 5.00%, 04/15/21	2,810	2,956,232
State of Michigan GO
Series A, 5.00%, 12/01/21	350	376,855
Series A, 5.00%, 12/01/22	1,000	1,114,150
State of Michigan RB
5.00%, 03/15/20	1,055	1,066,436
5.00%, 03/15/21	100	104,889
5.00%, 03/15/22	975	1,058,587
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 12/30/19)	1,000	1,002,870
5.00%, 11/15/22	1,370	1,523,276
University of Michigan RB, 4.00%, 04/01/49 (Put 01/01/24)(b)(c)	1,000	1,105,620

		15,628,209

Minnesota — 1.7%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,000	3,438,300
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,215,321
Series A, 5.00%, 03/01/22	1,275	1,384,574
Series A, 5.00%, 03/01/23	3,075	3,452,825
State of Minnesota GO
5.00%, 08/01/23 (PR 08/01/20)	1,375	1,410,118
Series D, 5.00%, 08/01/20	1,330	1,364,141
Series D, 5.00%, 08/01/21	2,000	2,128,020

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/22	$2,920	$3,217,139
Series D, 5.00%, 08/01/23	3,250	3,700,320
Series D, 5.00%, 08/01/24	6,270	7,358,660
Series D, 5.00%, 10/01/24	1,500	1,767,660
Series F, 5.00%, 10/01/20	2,215	2,286,146
Series F, 5.00%, 10/01/21	2,095	2,242,404
Series F, 5.00%, 10/01/23	4,485	5,133,082
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,475,996

		44,574,706

Mississippi — 0.9%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	14,235	15,241,984
Series C, 5.00%, 10/01/20	2,850	2,941,057
Series F, 4.00%, 11/01/22	5,000	5,406,450
Series F, 5.00%, 11/01/21	750	804,863

		24,394,354

Missouri — 0.7%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	660	696,128
Series A, 5.00%, 05/01/22	1,495	1,632,809
Series A, 5.00%, 05/01/23	1,025	1,157,451
Series A, 5.00%, 05/01/24	2,750	3,204,548
Series B, 5.00%, 05/01/20	4,850	4,927,697
Series B, 5.00%, 11/01/21	3,000	3,218,670
Series B, 5.00%, 05/01/22	2,765	3,021,260

		17,858,563

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,044,171
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	625	628,894

		1,673,065

Nevada — 0.6%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,905,960
Series A, 5.00%, 06/15/23	450	505,130
Series B, 5.00%, 06/15/20	2,000	2,039,400
Series B, 5.00%, 06/15/23	100	112,251
Series C, 5.00%, 06/15/22	500	544,560
Series D, 5.00%, 06/15/23	1,000	1,122,510
County of Clark Department of Aviation RB
5.00%, 07/01/22	2,000	2,190,880
5.00%, 07/01/24	1,500	1,741,500
Series A, 5.00%, 07/01/23	4,500	5,081,355
County of Clark NV GOL, Series A, 5.00%, 11/01/20	1,120	1,159,267

		16,402,813

New Jersey — 5.1%
New Jersey Economic Development Authority RB
5.00%, 03/01/20	1,100	1,109,570
5.00%, 09/01/20	270	277,044
5.00%, 09/01/20 (ETM)	730	750,425
Series A, 4.00%, 07/01/22	2,875	3,044,280
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,031,910
Series B, 5.00%, 11/01/21 (SAP)	1,700	1,811,656
Series BBB, 5.00%, 06/15/22	2,500	2,710,425
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,111,168
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	532,236
Series II, 5.00%, 03/01/22	325	349,469
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	504,846

Security	Par (000)	Value

New Jersey (continued)
Series K, 5.25%, 12/15/20 (AMBAC)	$2,680	$2,783,770
Series K, 5.50%, 12/15/19 (AMBAC)	1,500	1,502,025
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,790,902
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,361,741
Series NN, 5.00%, 03/01/22	1,030	1,107,786
Series NN, 5.00%, 03/01/23	2,000	2,209,300
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,099,630
Series XX, 5.00%, 06/15/20	260	264,870
Series XX, 5.00%, 06/15/21 (SAP)	3,190	3,360,091
Series XX, 5.00%, 06/15/23 (SAP)	1,065	1,186,122
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,356,331
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	2,845	2,848,613
5.25%, 12/15/21 (NPFGC)	495	532,863
Series A, 0.00%, 12/15/23(a)	2,000	1,848,840
Series A, 5.00%, 06/15/20	7,060	7,192,234
Series A, 5.00%, 06/15/21	1,000	1,054,570
Series A, 5.00%, 06/15/22	1,385	1,504,816
Series A, 5.00%, 06/15/23	1,700	1,898,917
Series A, 5.00%, 12/15/23	1,000	1,129,030
Series A, 5.00%, 06/15/24	1,490	1,706,512
Series A, 5.25%, 12/15/19	1,000	1,001,270
Series A, 5.25%, 12/15/20	505	524,554
Series A, 5.25%, 12/15/22	440	488,127
Series A, 5.50%, 12/15/21	3,240	3,500,593
Series A, 5.50%, 12/15/22	6,270	7,002,085
Series A, 5.50%, 12/15/23	7,500	8,613,375
Series A-1, 5.00%, 06/15/20	1,850	1,885,446
Series A-1, 5.00%, 06/15/21	200	210,914
Series A-1, 5.00%, 06/15/24	410	469,577
Series AA, 5.00%, 06/15/22	110	119,430
Series AA, 5.00%, 06/15/22 (SAP)	810	879,441
Series B, 5.00%, 06/15/20	2,100	2,139,333
Series B, 5.00%, 06/15/21	3,715	3,913,084
Series B, 5.25%, 12/15/23 (AMBAC)	6,385	7,278,900
Series B, 5.50%, 12/15/20 (NPFGC)	3,500	3,644,480
Series B, 5.50%, 12/15/21 (NPFGC)	2,740	2,963,255
Series D, 5.00%, 12/15/24	260	300,388
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,105	1,193,511
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,725	11,787,955
Series A, 5.00%, 01/01/43 (PR 07/01/22)	3,970	4,363,467
Series B, 5.00%, 01/01/20	1,150	1,153,416
Series B, 5.00%, 01/01/21	1,030	1,072,343
Series B, 5.00%, 01/01/23	2,500	2,786,500
Series B, 5.00%, 01/01/24 (Call 01/01/23)	705	785,567
Series C, 5.00%, 01/01/20	3,350	3,359,950
Series C, 5.00%, 01/01/25	1,920	2,267,654
State of New Jersey GO
5.00%, 06/01/21	1,760	1,858,771
Series Q, 5.00%, 08/15/20	890	913,549
Series T, 5.00%, 06/01/22	575	626,969

		135,075,896

New Mexico — 0.8%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,141,580
5.00%, 06/15/22	1,350	1,479,168
Series A, 5.00%, 06/15/23	1,000	1,131,750
Series A, 5.00%, 06/15/24	5,000	5,833,650

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
Series B, 5.00%, 06/15/20	$1,125	$1,148,197
Series B, 5.00%, 06/15/21	1,555	1,646,465
Series B, 5.00%, 06/15/23 (Call 06/15/20)	1,175	1,198,982
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,571,895
Series B, 5.00%, 03/01/22	500	542,735
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,315	2,353,406
Series B, 4.00%, 07/01/21	1,000	1,044,910
Series B, 4.00%, 07/01/22	845	905,831
Series B, 4.00%, 07/01/23	380	417,248

		21,415,817

New York — 16.2%
City of New York NY GO
Series 2015-A, 5.00%, 08/01/21	1,870	1,989,044
Series A, 5.00%, 08/01/20	5,500	5,641,185
Series A, 5.00%, 08/01/21	4,540	4,829,017
Series A, 5.00%, 08/01/22	7,525	8,290,744
Series A, 5.00%, 08/01/23	2,000	2,273,260
Series A, 5.00%, 08/01/24	900	1,054,026
Series B, 5.00%, 08/01/20	520	533,348
Series B, 5.00%, 08/01/21	4,470	4,754,560
Series B, 5.00%, 08/01/21 (Call 08/01/20)	1,345	1,379,889
Series C, 5.00%, 08/01/20	8,580	8,800,249
Series C, 5.00%, 08/01/21	2,445	2,600,649
Series C, 5.00%, 08/01/22	760	837,338
Series C, 5.00%, 08/01/23	5,040	5,728,615
Series C, 5.00%, 08/01/24	11,440	13,397,842
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,594,350
Series E, 5.00%, 08/01/21	1,880	1,999,681
Series E, 5.00%, 08/01/22	250	275,440
Series E, 5.00%, 08/01/23 (Call 12/30/19)	300	300,876
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,082,590
Series G, 5.00%, 08/01/22	750	826,320
Series G, 5.00%, 08/01/23	2,000	2,273,260
Series G-1, 5.00%, 04/01/22	2,000	2,178,600
Series G-1, 5.00%, 04/01/23 (Call 04/01/22)	2,310	2,514,597
Series I, 5.00%, 08/01/20	890	912,846
Series I, 5.00%, 08/01/21	1,450	1,542,307
Series I, 5.00%, 08/01/22	2,025	2,231,064
Series J, 5.00%, 08/01/21	2,645	2,813,381
Series J, 5.00%, 08/01/22	1,105	1,217,445
Series J, 5.00%, 08/01/23	1,175	1,335,540
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	957,922
Series C, 5.00%, 10/01/21	400	427,768
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,084,270
Long Island Power Authority RB
1.65%, 09/01/49 (Put 03/01/24)(b)(c)	1,400	1,403,276
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	980,180
Metropolitan Transportation Authority RB
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,067,320
Series A-2, 5.00%, 11/15/23	1,065	1,214,217
Series B, 5.00%, 11/15/22	900	996,813
Series B, 5.00%, 11/15/23	2,115	2,411,333
Series B-1, 5.00%, 05/15/22	1,500	1,630,170
Series C, 5.00%, 11/15/21	2,000	2,142,820
Series C, 5.00%, 11/15/22	1,130	1,251,554
Series C-1, 5.00%, 11/15/23	565	644,162

Security	Par (000)	Value

New York (continued)
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	$500	$508,945
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	503,550
Series D, 5.00%, 11/15/20	1,860	1,925,472
Series D, 5.00%, 11/15/21	1,000	1,071,410
Series D1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,795,900
Series D-1, 5.00%, 11/01/22	3,560	3,938,072
Series E, 5.00%, 11/15/22	3,755	4,158,925
Series F, 5.00%, 11/15/23 (Call 11/15/22)	970	1,071,375
Series F, 5.00%, 11/15/24 (Call 11/15/22)	3,725	4,111,320
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	70	71,659
5.00%, 07/15/20 (ETM) (SAW)	430	440,759
Series S-1, 5.00%, 07/15/24 (SAW)	1,000	1,172,600
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,640	1,746,649
5.00%, 11/01/22	2,175	2,418,535
5.00%, 11/01/22 (Call 05/01/20)	5,520	5,609,148
5.00%, 08/01/23	1,000	1,139,720
5.00%, 11/01/23 (Call 11/01/22)	435	482,650
Series A, 5.00%, 08/01/21	1,300	1,384,539
Series A, 5.00%, 08/01/23	1,000	1,139,720
Series A-1, 5.00%, 11/01/21	380	408,397
Series A-1, 5.00%, 08/01/22	3,775	4,162,277
Series A-1, 5.00%, 08/01/23	1,890	2,154,071
Series A-1, 5.00%, 05/01/24	2,000	2,332,460
Series A-1, 5.00%, 08/01/24	4,005	4,706,356
Series B, 5.00%, 11/01/21	745	800,674
Series C, 5.00%, 11/01/20	4,000	4,143,600
Series C, 5.00%, 11/01/21	1,080	1,160,708
Series C, 5.00%, 11/01/23	510	585,842
Series C1, 5.00%, 11/01/20	585	606,002
Series F-1, 5.00%, 05/01/22	305	333,420
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	851,602
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,292,577
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	245	273,079
Series DD, 5.00%, 06/15/22	6,135	6,738,193
Series GG, 5.00%, 06/15/20	500	510,665
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	775	835,745
New York State Dormitory Authority RB
5.00%, 02/15/20	7,065	7,120,178
5.00%, 12/15/21	700	755,034
5.00%, 03/15/22	1,800	1,957,752
5.00%, 03/15/24	4,335	5,028,191
Series A, 5.00%, 03/15/20	1,340	1,354,834
Series A, 5.00%, 12/15/20	1,850	1,924,518
Series A, 5.00%, 02/15/21	9,790	10,247,389
Series A, 5.00%, 03/15/21	12,515	13,139,998
Series A, 5.00%, 02/15/22	4,280	4,641,703
Series A, 5.00%, 03/15/22	5,575	6,063,593
Series A, 5.00%, 02/15/23	275	308,451
Series A, 5.00%, 03/15/23	8,130	9,143,486
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	328,014
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,500	3,904,460
Series A, 5.00%, 02/15/24	2,950	3,412,914
Series A, 5.00%, 03/15/24	5,590	6,485,828
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	200	212,652

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 03/15/20	$800	$808,856
Series B, 5.00%, 02/15/21	3,000	3,140,160
Series B, 5.00%, 03/15/21	1,720	1,805,897
Series B, 5.00%, 03/15/22	590	641,708
Series B, 5.00%, 02/15/23	7,750	8,692,710
Series C, 5.00%, 03/15/22	525	571,011
Series C, 5.00%, 03/15/23	3,000	3,373,980
Series C, 5.00%, 03/15/24	500	580,165
Series D, 5.00%, 02/15/21	1,290	1,350,269
Series D, 5.00%, 02/15/22	2,235	2,423,880
Series D, 5.00%, 02/15/23	5,840	6,550,378
Series D, 5.00%, 02/15/24	2,575	2,979,069
Series E, 5.00%, 03/15/20	3,100	3,134,317
Series E, 5.00%, 03/15/21	2,975	3,123,571
Series E, 5.00%, 03/15/22	555	603,640
Series E, 5.00%, 03/15/23	425	477,981
Series E, 5.00%, 02/15/24	1,105	1,278,397
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/21	3,900	4,135,560
Series A, 5.00%, 06/15/23	3,000	3,410,910
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,645,110
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	400	436,492
New York State Thruway Authority RB
5.00%, 01/01/22	500	539,735
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	875,976
Series A, 5.00%, 03/15/22 (Call 09/15/20)	4,675	4,820,112
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,296,639
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,614,414
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,286,332
Series J, 5.00%, 01/01/24	500	575,410
Series L, 5.00%, 01/01/21	1,175	1,223,950
Series L, 5.00%, 01/01/23	1,150	1,283,262
New York State Urban Development Corp. RB
5.00%, 03/15/22	10,000	10,869,300
Series A, 5.00%, 03/15/20	3,000	3,033,210
Series A, 5.00%, 03/15/21	11,500	12,074,310
Series A, 5.00%, 03/15/22	6,045	6,576,235
Series A, 5.00%, 03/15/23	4,180	4,702,500
Series A, 5.00%, 03/15/24	7,840	9,096,987
Series A-1, 5.00%, 01/01/21 (Call 01/01/20)	650	652,028
Series A-1, 5.00%, 03/15/21	1,200	1,259,928
Series A-2, 5.00%, 01/01/20	1,500	1,504,650
Series A-2, 5.50%, 03/15/20 (NPFGC)	700	708,736
Series C, 5.00%, 12/15/19	5,225	5,231,792
Series C, 5.00%, 03/15/21	4,860	5,102,708
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,003,990
Series C, 5.00%, 03/15/24 (Call 03/15/23)	460	516,051
Series D, 5.00%, 03/15/21	340	356,980
Series D, 5.00%, 03/15/22	4,000	4,351,520
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,250	3,646,012
Series E, 5.00%, 03/15/21	3,225	3,386,056
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,570,590
Port Authority of New York & New Jersey RB, Series 179, 5.00%, 12/01/21	1,840	1,982,324
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,425	1,474,419
Series A, 5.00%, 10/15/21	2,835	3,045,811
Series A, 5.00%, 10/15/22	1,000	1,112,710
Series A, 5.00%, 10/15/23	3,360	3,863,933

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	$1,935	$2,097,617
Series A, 5.00%, 11/15/22	2,635	2,935,495
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,706,874
Series A, 5.00%, 11/15/24 (Call 05/15/23)	245	276,735
Series B, 5.00%, 11/15/20	6,700	6,954,667
Series B, 5.00%, 11/15/21	880	946,915
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,705	4,127,518

		429,883,971

North Carolina — 4.0%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,785	5,915,220
5.00%, 07/01/21	2,705	2,870,411
5.00%, 07/01/23	960	1,089,792
County of Guilford NC GO, 5.00%, 03/01/24	4,080	4,728,353
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	695	748,466
County of Wake NC GO
Series 2010-C, 5.00%, 03/01/22	1,360	1,477,191
Series B, 5.00%, 02/01/20	2,985	3,003,746
Series C, 5.00%, 03/01/20	2,895	2,922,560
Series C, 5.00%, 03/01/21	1,075	1,126,933
Series C, 5.00%, 03/01/23	4,865	5,464,417
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,445,833
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,764,408
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	5,030	5,102,482
Series A, 5.00%, 06/01/22	3,980	4,362,359
Series A, 5.00%, 06/01/23	4,000	4,531,840
Series B, 5.00%, 06/01/24	12,450	14,550,688
Series C, 4.00%, 05/01/20	3,780	3,825,284
Series C, 4.00%, 05/01/21	600	624,552
Series C, 5.00%, 05/01/20	3,050	3,099,014
Series C, 5.00%, 05/01/21	4,495	4,741,686
Series C, 5.00%, 05/01/22	2,590	2,830,689
Series D, 4.00%, 06/01/21	825	860,615
Series D, 4.00%, 06/01/22	2,250	2,409,795
Series D, 4.00%, 06/01/23	1,000	1,098,060
Series E, 5.00%, 05/01/20	2,100	2,133,747
State of North Carolina RB
5.00%, 03/01/20	1,240	1,251,532
5.00%, 03/01/21	500	523,580
5.00%, 03/01/22	4,825	5,232,354
5.00%, 03/01/23	1,370	1,534,592
5.00%, 03/01/24	1,000	1,153,960
Series B, 5.00%, 11/01/21	2,500	2,684,850
Series B, 5.00%, 05/01/23	750	845,843
Series C, 5.00%, 05/01/21	2,300	2,426,224
Series C, 5.00%, 05/01/22	3,050	3,329,593
Series C, 5.00%, 05/01/29 (PR 05/01/21)	500	527,370

		105,238,039

Ohio — 1.7%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	574,180
5.00%, 02/15/24 (Call 02/15/20)	1,000	1,007,750
5.00%, 02/15/25	750	883,717
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,044,900
Series 1, 5.00%, 07/01/21	605	641,802

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series 1, 5.00%, 07/01/23	$1,205	$1,368,832
Series 2017-1, 5.00%, 04/01/24	7,000	8,116,990
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,370	5,779,785
5.00%, 06/01/22	2,000	2,190,060
5.00%, 12/01/22	565	629,320
5.00%, 06/01/23	3,925	4,439,646
5.00%, 12/01/23	680	781,435
Series 2015-A, 5.00%, 12/01/24	1,270	1,503,286
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,445,848
Series A, 5.00%, 12/15/22	2,000	2,228,580
Series A, 5.00%, 12/15/23	4,205	4,839,829
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	532,175
Series C, 5.00%, 09/15/21	2,000	2,136,960
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	693,922
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,112,390
Series B, 5.00%, 12/15/19	1,000	1,001,260

		45,952,667

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/22 (Call 01/01/21)	2,000	2,082,420
Series D, 4.00%, 01/01/23	250	271,275

		2,353,695

Oregon — 0.9%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	1,400	1,426,922
Series A, 5.00%, 06/01/21	1,000	1,057,650
Series B, 5.00%, 06/15/22	2,000	2,192,420
Series B, 5.00%, 06/15/23	2,000	2,265,000
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	4,000	4,082,480
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,365	2,663,510
Series C, 5.00%, 04/01/24	500	580,470
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,112,500
Series A, 5.00%, 11/15/23	1,855	2,130,338
Series A, 5.00%, 11/15/24	5,565	6,575,715
State of Oregon GO
Series A, 5.00%, 05/01/24	500	581,940
Series H, 5.00%, 05/01/23	100	112,922

		24,781,867

Pennsylvania — 3.1%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/23	250	282,525
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 01/01/20	400	401,200
Series A, 5.00%, 01/01/21	200	208,310
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	4,000	4,246,600
5.00%, 07/15/22	1,800	1,975,284
First Series, 5.00%, 03/15/20	5,075	5,130,317
First Series, 5.00%, 06/01/20	825	840,700
First Series, 5.00%, 07/01/20	1,225	1,252,220
First Series, 5.00%, 03/15/21	1,080	1,133,082
First Series, 5.00%, 04/01/21	2,015	2,117,443
First Series, 5.00%, 07/01/21	1,000	1,060,180

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 08/15/21	$1,600	$1,703,664
First Series, 5.00%, 04/01/22	1,500	1,630,320
First Series, 5.00%, 07/01/22	1,445	1,583,691
First Series, 5.00%, 08/15/22	2,000	2,200,780
First Series, 5.00%, 01/01/23	2,675	2,977,248
First Series, 5.00%, 04/01/23	2,015	2,260,185
First Series, 5.00%, 01/01/24	2,000	2,293,900
First Series, 5.00%, 03/01/24	2,950	3,400,229
First Series, 5.00%, 07/01/24	640	744,896
First Series, 5.00%, 09/15/24	1,000	1,170,790
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,605	3,950,936
Second Series, 5.00%, 09/15/20	2,135	2,199,221
Second Series, 5.00%, 01/15/21	3,500	3,649,835
Second Series, 5.00%, 09/15/21	3,000	3,203,790
Second Series, 5.00%, 01/15/22	9,775	10,548,984
Second Series, 5.00%, 09/15/23	2,930	3,332,406
Second Series, 5.00%, 10/15/23	495	564,389
Second Series, 5.00%, 09/15/24	475	556,363
Delaware River Port Authority RB
Series B, 5.00%, 01/01/21	750	781,245
Series B, 5.00%, 01/01/23	1,000	1,115,560
Series B, 5.00%, 01/01/24	200	230,078
Pennsylvania Economic Development Financing Authority RB
Series B, 5.00%, 01/01/20 (Call 12/20/19)	720	729,324
Series B, 5.00%, 07/01/20 (Call 12/20/19)	505	511,540
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	509,415
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,149,763
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,000,000
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,000,000

		81,646,413

South Carolina — 0.2%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,099,183
Greenville County School District RB
4.63%, 12/01/20 (AGC)	325	336,268
5.50%, 12/01/19	2,000	2,000,000
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/24	2,000	2,352,760

		5,788,211

Tennessee — 1.4%
City of Memphis TN GO, Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,000	2,044,540
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,519,110
Series A, 5.00%, 03/01/23	500	561,090
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,165	1,279,624
5.00%, 07/01/23	6,000	6,808,920
5.00%, 07/01/23 (Call 07/01/22)	965	1,058,914
5.00%, 01/01/24	3,000	3,453,780
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,750	5,293,780
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,000	2,149,920
Series A, 5.00%, 08/01/20	375	384,679
Series A, 5.00%, 08/01/21	7,520	8,003,912

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 08/01/22	$3,400	$3,746,936

		36,305,205

Texas — 7.5%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	509,995
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,292,819
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,467,124
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,673,568
Series A, 5.00%, 02/15/20	1,295	1,304,959
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	2,000	2,351,740
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,051,702
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/20	1,000	1,017,310
Series C, 5.00%, 05/15/24	3,365	3,908,380
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,676,145
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/20	9,900	9,960,786
5.00%, 02/01/21	3,000	3,133,140
5.00%, 02/01/22	3,565	3,857,045
5.25%, 02/01/24	5,420	6,298,528
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	504,570
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,525,410
City of San Antonio Texas GOL, 5.00%, 02/01/20	1,500	1,509,240
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	1,500	1,566,570
County of Harris TX GOL, Series B, 5.00%, 10/01/21 (Call 10/01/20)	135	139,313
Cypress-Fairbanks Independent School District GO, Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	819,461
Fort Worth Independent School District GO
5.00%, 02/15/20 (PSF)	3,470	3,496,684
5.00%, 02/15/21 (PSF)	1,325	1,385,923
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,344,024
Houston Independent School District GOL
2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,025,340
5.00%, 02/15/22 (PSF)	1,780	1,929,182
Series A, 5.00%, 02/15/20 (PSF)	5,000	5,038,450
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,830,465
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,802,950
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	4,000	1,280,000
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,298,038
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,134,450
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	102,689
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/21)	5,225	5,493,304
Series A, 5.00%, 01/01/20	1,750	1,755,215
Series A, 5.00%, 01/01/21	500	520,610
Series A, 5.00%, 01/01/22	2,250	2,424,960
Series A, 5.00%, 01/01/23	1,200	1,336,740
Series A, 5.50%, 09/01/36 (PR 09/01/21)	1,000	1,074,350
Series B, 5.00%, 01/01/23	1,750	1,946,613
Series B, 5.00%, 01/01/24	1,595	1,826,658

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 01/01/24 (Call 01/01/23)	$625	$694,419
Series D, 5.00%, 09/01/28 (PR 09/01/21)	2,500	2,664,375
Series D, 5.00%, 09/01/31 (PR 09/01/21)	2,820	3,005,415
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,669,790
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,717,927
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	1,000,590
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,046,700
Plano Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	7,430	8,037,477
Series B, 5.00%, 02/15/21 (PSF)	2,325	2,430,764
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,000	1,156,430
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	811,992
State of Texas GO
4.00%, 08/27/20	2,000	2,041,640
5.00%, 04/01/20	735	744,312
5.00%, 10/01/20	1,335	1,377,653
5.00%, 04/01/21	250	262,780
5.00%, 10/01/21	3,000	3,209,970
5.00%, 04/01/22	1,200	1,307,448
5.00%, 10/01/22	4,440	4,920,630
5.00%, 04/01/23	1,925	2,167,300
5.00%, 10/01/24 (Call 04/01/24)	4,000	4,639,840
Series A, 5.00%, 10/01/23	3,000	3,431,100
Series B-1, 5.00%, 08/01/23	250	284,448
Texas State University System RB
Series A, 5.00%, 03/15/20	3,000	3,032,520
Series A, 5.00%, 03/15/21	1,250	1,310,787
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	9,500	9,801,910
5.00%, 10/01/21	1,120	1,197,963
5.00%, 10/01/22	3,680	4,074,018
5.00%, 10/01/24	3,735	4,391,874
Series A, 5.00%, 04/01/21	2,615	2,747,947
Series A, 5.00%, 10/01/21	2,380	2,545,672
Series A, 5.00%, 04/01/22	2,050	2,231,568
Series A, 5.00%, 04/01/23	4,470	5,029,510
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,102,920
Series A, 5.00%, 08/15/23	3,000	3,415,140
Series B, 5.00%, 08/15/20	1,000	1,027,100
Series B, 5.00%, 08/15/22	2,125	2,343,705
Series B, 5.38%, 08/15/23	605	696,912
Series D, 5.00%, 08/15/21	3,400	3,622,054
Series D, 5.00%, 08/15/24	2,000	2,346,980
Series I, 5.00%, 08/15/21	750	798,982
Series J, 5.00%, 08/15/24	1,300	1,525,537

		197,480,549

Utah — 1.4%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	3,785	4,013,993
Series A, 5.00%, 07/01/22	2,000	2,194,640
State of Utah GO
5.00%, 07/01/22	2,400	2,636,784
5.00%, 07/01/23	1,955	2,220,802
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,822,659
Series A, 4.00%, 07/01/21	1,000	1,045,230
Series A, 5.00%, 07/01/20	2,800	2,862,860

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 07/01/26 (PR 07/01/21)	$6,430	$6,823,194
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,000	11,391,700

		36,011,862

Virginia — 3.2%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	7,143,633
Commonwealth of Virginia GO
5.00%, 06/01/20	2,000	2,038,960
Series A, 5.00%, 06/01/23	715	810,066
Series B, 4.00%, 06/01/23	1,000	1,098,780
Series B, 5.00%, 06/01/22	1,000	1,096,070
County of Fairfax VA GO
Series B, 5.00%, 10/01/22 (SAW)	250	277,063
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,507,680
Series B, 5.00%, 04/01/24 (SAW)	5,000	5,809,300
University of Virginia RB, Series B, 5.00%, 08/01/21	440	468,389
Virginia College Building Authority RB
Series A, 5.00%, 02/01/21	450	470,187
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,232,539
Series E, 5.00%, 02/01/23	6,715	7,515,428
Series E, 5.00%, 02/01/24	1,000	1,153,740
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,025	1,169,853
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,037,662
5.00%, 03/15/24	1,240	1,437,061
5.00%, 09/15/24	3,765	4,429,071
5.00%, 05/15/25 (PR 05/15/21) (SAP)	3,000	3,168,720
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,281,200
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,250	1,320,300
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,114,333
Series A, 5.00%, 05/15/23	725	818,909
Series A, 5.00%, 05/15/24	4,845	5,638,756
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,571,908
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,500	2,547,775
5.00%, 08/01/22 (SAW)	3,915	4,312,294
5.00%, 08/01/24 (SAW)	2,050	2,403,892
Series B, 5.00%, 08/01/20	5,000	5,128,350

		85,001,919

Washington — 3.4%
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 02/01/20	2,360	2,374,726
Energy Northwest RB
5.00%, 07/01/24	8,000	9,350,000
Series A, 5.00%, 07/01/20	2,145	2,193,284
Series A, 5.00%, 07/01/21	7,000	7,426,930
Series A, 5.00%, 07/01/22	1,195	1,312,253
Series A, 5.00%, 07/01/22 (Call 07/01/21)	3,250	3,446,397
Series A, 5.00%, 07/01/23	1,325	1,503,146
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,690	2,851,239
State of Washington GO
5.00%, 08/01/24	2,805	3,290,630
Series 2010E, 5.00%, 02/01/20	2,500	2,515,600
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,103,480
Series 2016A, 5.00%, 07/01/21	2,250	2,386,507
Series A, 5.00%, 07/01/24 (Call 07/01/22)	375	411,394
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	212,698

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 07/01/22	$2,815	$3,092,728
Series B, 5.00%, 07/01/23	1,540	1,746,468
Series B, 5.00%, 07/01/24	1,500	1,755,315
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,561,237
Series C, 5.00%, 07/01/24 (Call 07/01/20)	745	761,681
Series C, 5.50%, 07/01/23	715	794,601
Series E, 5.00%, 02/01/20	1,000	1,006,240
Series R, 5.00%, 07/01/23	5,000	5,670,350
Series R, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,557,434
Series R-2011A, 5.00%, 01/01/21	1,000	1,041,660
Series R-2011B, 5.00%, 07/01/20	520	531,643
Series R-2012C, 5.00%, 07/01/20	1,000	1,022,390
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,200	1,317,096
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	270	296,204
Series R-2015, 5.00%, 07/01/20	470	480,523
Series R-2015, 5.00%, 07/01/21	1,000	1,060,670
Series R-2015-C, 5.00%, 07/01/20	1,000	1,022,390
Series R-2015E, 5.00%, 07/01/20	2,250	2,300,378
Series R-2017A, 5.00%, 08/01/20	2,385	2,446,056
Series R-2017A, 5.00%, 08/01/21	2,625	2,792,554
Series R-2018C, 5.00%, 08/01/23	2,000	2,274,020
State of Washington RB
Series C, 5.00%, 09/01/20	1,010	1,038,724
Series C, 5.00%, 09/01/21	410	437,105
Series F, 5.00%, 09/01/20	1,045	1,074,720
Series F, 5.00%, 09/01/21	3,090	3,294,280
Series F, 5.00%, 09/01/22	1,405	1,550,319

		89,305,070

Wisconsin — 2.2%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,117,926
State of Wisconsin GO
5.00%, 05/01/24 (Call 05/01/22)	2,000	2,182,840
Series 1, 5.00%, 05/01/20	1,000	1,016,020
Series 1, 5.00%, 11/01/20	465	481,480
Series 1, 5.00%, 05/01/21	1,950	2,056,743
Series 1, 5.00%, 11/01/21	2,010	2,158,217
Series 1, 5.00%, 05/01/22 (Call 05/01/21)	1,000	1,054,690
Series 1, 5.00%, 05/01/23	2,000	2,258,440
Series 1, 5.00%, 11/01/23	940	1,078,236
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	115	129,613
Series 2, 5.00%, 11/01/20	5,000	5,177,200
Series 2, 5.00%, 11/01/21	2,000	2,147,480
Series 2, 5.00%, 11/01/22	11,045	12,274,971
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	225	241,515
Series 3, 5.00%, 11/01/20	4,500	4,659,480
Series 4, 5.00%, 05/01/20	3,750	3,810,075
State of Wisconsin RB, Series A, 5.00%, 05/01/22	6,000	6,553,080
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,250	2,386,508
Series 1, 5.00%, 07/01/22	1,765	1,937,705
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,167,467
Series I, 5.00%, 07/01/20 (NPFGC)	1,605	1,640,936

		58,530,622

Total Municipal Debt Obligations — 98.9% (Cost: $2,589,715,568)		2,614,963,892

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 0.95%(d)(e)	16,827	$16,828,432

Total Short-Term Investments — 0.6% (Cost: $16,827,960)		16,828,432

Total Investments in Securities — 99.5% (Cost: $2,606,543,528)		2,631,792,324

Other Assets, Less Liabilities — 0.5%		12,622,127

Net Assets — 100.0%		$2,644,414,451

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	1,972	14,855	16,827	$16,828,432	$139,218	$(546)	$86

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$2,614,963,892	$—	$2,614,963,892
Money Market Funds	16,828,432	—	—	16,828,432

	$16,828,432	$2,614,963,892	$—	$2,631,792,324

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding